RELATED PARTY BALANCES AND TRANSACTIONS	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 13 – RELATED PARTY BALANCES AND TRANSACTIONS

The summary of amounts due from and due to related parties is presented as follows:

		As of
		June 30, 2026	December 31, 2025
Due from related parties consist of the following:
Ours Media Limited (“Ours Media”)	Due from related party	$—	$31,874
S T MENG PTE. LTD. (“S T Meng”)	Due from related party	—	45,767
		—	77,641

Due to related parties consist of the following:
Ms. Nga Fan Wong (“Ms. Wong”)[1]	Due to former director	$206,023	$343,529
Ms. Ho Ling Honnus Cheung (“Ms. Cheung”)[2]	Due to former director	23,582	23,762
Mr. Liqian Liao (“Mr. Liao”)[2]	Due to former director	23,582	23,762
Ms. Rose Ellen Steinberg (“Ms. Steinberg”)[2]	Due to former director	28,394	25,054
Mr. Toh Eng Yong Julius (“Mr. Toh”)[2]	Due to director	40,599	659
Mr. Tang Kai Di (“Mr. Tang”)[2]	Due to director	5,653	659
Mr. Fong Jia Long (“Mr. Fong”)[2]	Due to director	3,232	—
Ms. Vong Hai Wai Mimi (“Ms. Vong”)[2]	Due to director	3,232	—
Ours Media Limited (“Ours Media”)	Due to related party	74,108	—
S T MENG PTE. LTD. (“S T Meng”)	Due to related party	408,710
Ours Media Hong Kong Limited (“Ours Media HK”)	Due to related party	108,296	85,053
Discovery Networks Asia-Pacific Pte Ltd. (“DNAP”)	Loan from related party	1,258,252	1,232,182
		$2,183,663	$1,734,660

Ms. Wong was Chief Executive Officer (“CEO”) of the Company and common director of Ours Media and Ours Media HK. On December 8, 2025, Ms. Wong resigned as the CEO and Chairperson of the board of directors (the “Board”) of the Company effective from March 8, 2026. Subsequent on March 5, 2026, the Company and Ms. Wong mutually agreed to amend the effective date of her resignation to March 5, 2026. Ms. Wong effective resigned as a Director on June 30, 2026.

As of June 30, 2026 and December 31, 2025, the amounts due from/(to) Ours Media of $(74,108) and $31,874, respectively represented non-trade temporary advances to related parties which are unsecured, interest free and have no fixed terms of repayment.

As of June 30, 2026 and December 31, 2025, the amounts due from/(to) S T Meng, an investee of the Company, of $(408,710) and $45,767, respectively represented non-trade temporary advances to related parties which are unsecured, interest free and have no fixed terms of repayment.

[1]	As of June 30, 2026 and December 31, 2025, the amounts due to Ms. Wong, the Company’s former Chief Executive Officer, are $206,023 and $343,529, respectively, which are unsecured, interest free and have no fixed terms of repayment.

[2]	As of June 30, 2026 and December 31, 2025, the amounts due to Ms. Cheung, Mr. Liao, Ms. Steinberg, Mr. Toh, Mr. Tang, Mr. Fong and Ms. Vong are in aggregate of $128,274 and $73,896, respectively, which are unsecured, interest free and repayable on demand.

As of June 30, 2026 and December 31, 2025, the amounts due to Ours Media HK of $108,296 and $85,053, respectively represented non-trade temporary advances which are unsecured, interest free and have no fixed terms of repayment.

As of June 30, 2026 and December 31, 2025, the loan from DNAP, one of the shareholders of the Company, amounting to $1,258,252 and $1,232,182, respectively, which bears interest at the rate of 8% per annum and becomes repayable by 12 equal consecutive monthly instalments, commencing from January 31, 2023. On June 9, 2023, the Company and DNAP entered into a supplementary agreement to extend the repayment date of the loan by 12 equal consecutive monthly instalments, commencing on January 31, 2024. On March 10, 2025, the Company and DNAP entered into a supplementary agreement to extend the repayment date of the Loan to March 31, 2026. No further extension was agreed upon. Ms. Ivy Wong, a former director and shareholder of the Company, has provided an undertaking in respect of the Loan that remains in effect until the Loan is settled or its repayment term is renewed.

In addition to the transactions and balances detailed elsewhere in these unaudited condensed consolidated financial statements, the Company had the following transactions with related parties:

	Six months ended June 30,
	2026	2025
Revenue from related parties	$—	$221
Cost of revenue to related party	$423	—
Rental expenses paid to related parties	$8,980	$53,902
Loan interest expenses paid to related parties	$35,334	$35,600

The related parties are the Company’s shareholders or companies under common control by Ms. Wong.